Cash dividend	12 Months Ended
Dec. 31, 2024
Cash dividend
Cash dividend

10.         Cash dividend

On November 29, 2024, the Board of Directors approved and declared a special cash dividend of US$0.35 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on December 13, 2024, resulting in payments totaling US$4,528.34 (United States Dollar in thousands, and equivalent to HK$35,321) to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date and paid on December 20, 2024.